100 Summer Street
Floor 7
Mail Stop SUM 0703
Boston, MA 02111

August 1, 2018

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:                         The Arbitrage Funds (the “Registrant”)

(File Nos. 333-30470; 811-09815)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing, via the EDGAR system, Post-Effective Amendment No. 42 under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 45 under the Investment Company Act of 1940, as amended, to the Registration Statement on Form N-1A (the “Amendment”).  The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act, for review and comment by the Staff of the U.S. Securities and Exchange Commission.  Pursuant to Rule 485(a)(1), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective 60 days after filing.  No fees are required in connection with this filing.

The Registrant notes that the Amendment is similar to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0001104659-17-059714) and the only material changes are: (i) updated disclosure concerning the contingent deferred sales charge on purchases of Class A Shares of The Arbitrage Event-Driven Fund and the Water Island Credit Opportunities Fund (formerly The Arbitrage Credit Opportunities Fund) by certain investors who may purchase such shares without a front-end sales charge on pages 9, 25, 48, and 51 of the Prospectus and page 51 of the SAI; and (ii) disclosure concerning a reduction in management fees and changes to expense limitation arrangements for the Water Island Credit Opportunities Fund (formerly The Arbitrage Credit Opportunities Fund) on pages 25, 26, 44, and 45 of the Prospectus and pages 43 and 44 of the SAI.  In accordance with Securities and Exchange Commission Releases 33-6510 and IC-13768, the Registrant is requesting selective review of the changes only.

Please direct any comments or questions concerning this filing to the undersigned at (617) 662-1504.

Very truly yours,

/s/ Brian Link
Brian Link
Vice President and Managing Counsel
State Street Bank and Trust Company